UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.43%

ASSET-BACKED SECURITY 0.03%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,316,102)	0.557	%#	2/1/2041	$2,700	$2,614,275

				Shares (000)
COMMON STOCKS 13.11%

Aerospace/Defense 0.20%

General Dynamics Corp.				62	8,486,270
Huntington Ingalls Industries, Inc.				43	4,604,128
TransDigm Group, Inc.*				21	4,453,601
Total					17,543,999

Air Transportation 0.12%

Alaska Air Group, Inc.				134	10,642,328

Auto Parts & Equipment 0.29%

Chassix Holdings, Inc.*				629	17,687,109
Drew Industries, Inc.				159	8,692,656
Total					26,379,765

Banking 0.44%

Citizens Financial Group, Inc.				359	8,567,482
Signature Bank*				67	9,184,744
Synovus Financial Corp.				300	8,874,258
Western Alliance Bancorp*				292	8,953,623
Zions Bancorporation				150	4,138,573
Total					39,718,680

Beverages 0.32%

Amplify Snack Brands, Inc.*				147	1,579,393
Brown-Forman Corp. Class B				90	8,719,159
Constellation Brands, Inc. Class A				75	9,364,581
Monster Beverage Corp.*				68	9,246,279
Total					28,909,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Shares (000)		Fair Value
Building Materials 0.74%

Advanced Drainage Systems, Inc.		231	$6,669,146
Beacon Roofing Supply, Inc.*		317	10,297,121
Fortune Brands Home & Security, Inc.		193	9,167,311
HD Supply Holdings, Inc.*		290	8,310,847
Martin Marietta Materials, Inc.		60	9,064,273
Masonite International Corp.*		72	4,368,182
Summit Materials, Inc. Class A*		521	9,777,124
USG Corp.*		308	8,194,701
Total			65,848,705

Discount Stores 0.15%

Amazon.com, Inc.*		27	13,768,305

Diversified Capital Goods 0.18%

A.O. Smith Corp.		134	8,723,009
Acuity Brands, Inc.		43	7,463,379
Total			16,186,388

Electronics 0.15%

Avago Technologies Ltd. (Singapore)(a)		37	4,665,748
Fitbit, Inc. Class A*		112	4,233,567
NXP Semiconductors NV (Netherlands)*(a)		53	4,652,934
Total			13,552,249

Energy: Exploration & Production 0.15%

Diamondback Energy, Inc.*		67	4,300,163
Parsley Energy, Inc. Class A*		289	4,352,201
Seven Generations Energy Ltd. Class A*(b)	CAD	491	4,641,992
Total			13,294,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Shares (000)		Fair Value
Food & Drug Retailers 0.45%

Alimentation Couche-Tard, Inc. Class B(b)	CAD	100	$4,619,375
Blue Buffalo Pet Products, Inc.*		502	8,985,626
Casey’s General Stores, Inc.		97	9,947,012
Kroger Co. (The)		343	12,385,176
Sprouts Farmers Market, Inc.*		199	4,199,596
Total			40,136,785

Food: Wholesale 0.33%

Core-Mark Holding Co., Inc.		157	10,278,202
Pinnacle Foods, Inc.		227	9,515,597
WhiteWave Foods Co. (The)*		252	10,109,288
Total			29,903,087

Gaming 0.18%

Boyd Gaming Corp.*		578	9,421,710
Churchill Downs, Inc.		53	7,108,255
Total			16,529,965

Health Facilities 0.42%

Acadia Healthcare Co., Inc.*		243	16,112,159
Amsurg Corp.*		129	9,993,273
VCA, Inc.*		211	11,132,579
Total			37,238,011

Health Services 0.36%

Diplomat Pharmacy, Inc.*		140	4,008,323
Envision Healthcare Holdings, Inc.*		349	12,847,142
Illumina, Inc.*		41	7,279,827
Team Health Holdings, Inc.*		142	7,650,918
Total			31,786,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Shares (000)		Fair Value
Machinery 0.20%

Middleby Corp. (The)*		83	$8,699,002
Roper Technologies, Inc.		58	9,103,330
Total			17,802,332

Media: Content 0.32%

ION Media Networks, Inc.*		4	1,108,812
Netflix, Inc.*		187	19,259,229
Starz Class A*		231	8,643,314
Total			29,011,355

Medical Products 0.59%

Alere, Inc.*		348	16,736,507
Align Technology, Inc.*		232	13,149,249
C.R. Bard, Inc.		47	8,702,540
Edwards Lifesciences Corp.*		97	13,857,025
Total			52,445,321

Metals/Mining (Excluding Steel) 0.01%

Mirabela Nickel Ltd.*(b)	AUD	31,268	1,180,325

Multi-Line Insurance 0.10%

XL Group plc (Ireland)(a)		258	9,378,187

Personal & Household Products 0.65%

Brunswick Corp.		153	7,329,182
Coty, Inc. Class A		328	8,862,150
Estee Lauder Cos., Inc. (The) Class A		59	4,780,451
Jarden Corp.*		182	8,895,769
Mohawk Industries, Inc.*		47	8,625,208
Pool Corp.		141	10,177,165
Shiseido Co., Ltd.(b)	JPY	459	9,998,405
Total			58,668,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.70%

BioMarin Pharmaceutical, Inc.*	84	$8,803,699
Bluebird Bio, Inc.*	45	3,878,153
Eli Lilly & Co.	163	13,670,929
Intercept Pharmaceuticals, Inc.*	27	4,436,257
NantKwest, Inc.*	243	2,786,740
Regeneron Pharmaceuticals, Inc.*	28	12,918,798
Seattle Genetics, Inc.*	201	7,756,691
Zoetis, Inc.	209	8,605,755
Total		62,857,022

Real Estate Investment Trusts 0.63%

CBRE Group, Inc. Class A*	143	4,581,952
CubeSmart	358	9,744,690
Extra Space Storage, Inc.	124	9,585,587
Hudson Pacific Properties, Inc.	312	8,982,739
InfraREIT, Inc.	575	13,617,445
QTS Realty Trust, Inc. Class A	222	9,717,180
Total		56,229,593

Recreation & Travel 0.37%

Norwegian Cruise Line Holdings Ltd.*	239	13,722,376
Royal Caribbean Cruises Ltd.	98	8,690,373
Six Flags Entertainment Corp.	240	10,981,569
Total		33,394,318

Restaurants 0.91%

Chipotle Mexican Grill, Inc.*	13	9,042,018
Darden Restaurants, Inc.	152	10,397,518
Denny’s Corp.*	769	8,487,111
Domino’s Pizza, Inc.	83	9,003,471
Habit Restaurants, Inc. (The) Class A*	155	3,312,020
Shake Shack, Inc. Class A*	309	14,652,478
Starbucks Corp.	312	17,741,356
Zoe’s Kitchen, Inc.*	226	8,919,290
Total		81,555,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Shares (000)		Fair Value
Software/Services 1.31%

Akamai Technologies, Inc.*		156	$10,756,026
Ellie Mae, Inc.*		167	11,117,523
Facebook, Inc. Class A*		195	17,499,035
Google, Inc. Class C*		14	8,749,080
Imperva, Inc.*		227	14,843,072
MasterCard, Inc. Class A		101	9,119,062
Pandora Media, Inc.*		216	4,608,949
Proofpoint, Inc.*		181	10,906,037
Qlik Technologies, Inc.*		116	4,236,948
ServiceNow, Inc.*		103	7,119,597
Shopify, Inc. Class A (Canada)*(a)		272	9,580,314
Splunk, Inc.*		86	4,739,288
Tableau Software, Inc. Class A*		53	4,245,493
Total			117,520,424

Specialty Retail 1.59%

Cracker Barrel Old Country Store, Inc.		104	15,279,711
Foot Locker, Inc.		61	4,407,155
Home Depot, Inc. (The)		88	10,189,336
Moncler SpA(b)	EUR	943	16,878,061
Murphy USA, Inc.*		169	9,290,836
NIKE, Inc. Class B		38	4,686,141
Restoration Hardware Holdings, Inc.*		199	18,605,081
Skechers U.S.A., Inc. Class A*		92	12,352,388
Ulta Salon, Cosmetics & Fragrance, Inc.*		86	14,029,805
Under Armour, Inc. Class A*		140	13,533,425
Wayfair, Inc. Class A*		306	10,737,055
Williams-Sonoma, Inc.		169	12,879,711
Total			142,868,705

Support: Services 0.26%

Bright Horizons Family Solutions, Inc.*		141	9,069,403
TopBuild Corp.*		312	9,657,840
TripAdvisor, Inc.*		71	4,490,679
Total			23,217,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments			Shares (000)		Fair Value
Technology Hardware & Equipment 0.21%

Cavium, Inc.*				73	$4,497,255
CommScope Holding Co., Inc.*				319	9,588,999
Palo Alto Networks, Inc.*				26	4,452,736
Total					18,538,990

Telecommunications: Wireless 0.15%

T-Mobile US, Inc.*				347	13,807,820

Telecommunications: Wireline Integrated & Services 0.21%

Dycom Industries, Inc.*				147	10,660,799
Zayo Group Holdings, Inc.*				313	7,943,792
Total					18,604,591

Theaters & Entertainment 0.15%

Live Nation Entertainment, Inc.*				357	8,582,761
SeaWorld Entertainment, Inc.				271	4,821,113
Total					13,403,874

Tobacco 0.12%

Reynolds American, Inc.				237	10,514,036

Trucking & Delivery 0.15%

AMERCO				33	13,113,175
Total Common Stocks (cost $1,196,595,361)					1,175,549,827

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.42%

Automakers 0.21%

Tesla Motors, Inc.	1.25%	3/1/2021		$19,954	18,881,473

Energy: Exploration & Production 0.01%

Oleo e Gas Participacoes SA(b)(c)	10.00%	6/1/2016	BRL	254	444,546
Oleo e Gas Participacoes SA(b)(c)	10.00%	6/1/2016	BRL	201	352,239
Total					796,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.09%

Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	$5,600	$7,567,000

Pharmaceuticals 0.11%

Incyte Corp. Ltd.	0.375%	11/15/2018	4,602	9,940,320
Total Convertible Bonds (cost $37,091,310)				37,185,578

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.16%

Building & Construction

William Lyon Homes, Inc. Unit (cost $16,069,170)	6.50%		136	14,414,640

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(d) 2.51%

Auto Parts & Equipment 0.09%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$8,138	8,320,686

Consumer/Commercial/Lease Financing 0.10%

AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	8,731	8,711,570

Electric: Generation 0.03%

Astoria Energy LLC Advanced Term Loan B	5.00%	12/24/2021	3,049	3,044,095

Electronics 0.11%

NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020	9,609	9,596,235

Energy: Exploration & Production 0.19%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	10,111	8,392,040
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	19,380	8,801,815
Total				17,193,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.10%

Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	$8,977	$8,876,164

Health Facilities 0.15%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	13,906	13,894,513

Packaging 0.14%

Crown Holdings, Inc. Delayed Draw Term Loan A	1.944%	12/19/2018	12,694	12,685,813

Personal & Household Products 0.11%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	13,618	9,981,790

Pharmaceuticals 0.13%

RPI Finance Trust Term Loan B4	3.50%	11/9/2016	11,351	11,330,714

Real Estate Investment Trusts 0.06%

Hudson Pacific Properties, L.P. 5 Year Term Loan	1.497%	4/1/2020	5,362	5,362,000

Recreation & Travel 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022	9,680	9,349,283

Software/Services 0.14%

SRA International, Inc. Term Loan	6.50%	7/20/2018	12,195	12,241,079

Specialty Retail 0.29%

Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020	7,709	7,680,350
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	13,019	8,623,460
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	10,048	10,060,560
Total				26,364,370

Support: Services 0.11%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	10,115	9,710,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Technology Hardware & Equipment 0.08%

TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021			$7,621	$7,125,542

Telecommunications: Wireless 0.20%

American Tower Corp. Term Loan A	1.45%	1/3/2019			18,200	18,080,608

Telecommunications: Wireline Integrated & Services 0.11%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			9,571	9,632,200

Theaters & Entertainment 0.27%

CDS U.S. Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.00%	7/8/2022			5,016	5,023,825
Kasima LLC Term Loan	3.25%	5/17/2021			8,720	8,711,115
Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50% - 5.00%	6/30/2022			10,010	10,026,579
Total						23,761,519
Total Floating Rate Loans (cost $237,882,474)						225,262,436

FOREIGN BONDS(b) 0.65%

Luxembourg 0.06%

Altice Luxembourg SA†	6.25%	2/15/2025		EUR	5,200	5,119,903

Netherlands 0.09%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	8,036,827

Spain 0.24%

Banco Popular Espanol SA	11.50%	—	(e)	EUR	18,300	21,982,043

Sweden 0.03%

Dometic Group AB PIK†	9.50%	6/26/2019		EUR	2,252	2,604,457

United Kingdom 0.23%
New Look Secured Issuer plc†	6.50%	7/1/2022		GBP	8,020	11,576,715
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,725	9,125,600
Total						20,702,315
Total Foreign Bonds (cost $66,263,724)						58,445,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.82%

Argentina 0.30%

City of Buenos Aires†(a)	8.95%	2/19/2021		$8,675	$8,956,937
Republic of Argentina(a)	8.75%	5/7/2024		19,400	18,139,000
Total					27,095,937

Bahamas 0.11%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024		9,025	9,728,950

Bermuda 0.26%

Government of Bermuda†	4.138%	1/3/2023		13,720	13,720,000
Government of Bermuda†	4.854%	2/6/2024		9,225	9,686,250
Total					23,406,250

Cayman Islands 0.07%

Cayman Islands Government†	5.95%	11/24/2019		5,280	6,087,840

Cyprus 0.24%

Republic of Cyprus(b)	4.75%	6/25/2019	EUR	18,200	21,619,510

Dominican Republic 0.18%

Dominican Republic†(a)	6.85%	1/27/2045		$16,485	15,949,237

Egypt 0.15%

Arab Republic of Egypt†(a)	5.875%	6/11/2025		14,525	13,762,438

Honduras 0.11%

Honduras Government†(a)	7.50%	3/15/2024		9,100	9,532,250

Jamaica 0.40%

Government of Jamaica(a)	6.75%	4/28/2028		15,650	15,767,375
Government of Jamaica(a)	7.625%	7/9/2025		9,550	10,457,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jamaica (continued)

Government of Jamaica(a)	8.00%	3/15/2039	$8,890	$9,832,340
Total				36,056,965
Total Foreign Government Obligations (cost $164,924,878)				163,239,377

HIGH YIELD CORPORATE BONDS 72.78%

Advertising 0.15%

Affinion Investments LLC	13.50%	8/15/2018	4,601	2,458,659
Southern Graphics, Inc.†	8.375%	10/15/2020	11,075	11,130,375
Total				13,589,034

Aerospace/Defense 0.80%

Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	15,000	15,600,000
CPI International, Inc.	8.75%	2/15/2018	12,906	12,938,265
Harris Corp.	4.854%	4/27/2035	3,990	3,863,042
Harris Corp.	5.054%	4/27/2045	15,960	15,462,383
Hexcel Corp.	4.70%	8/15/2025	13,927	14,229,481
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	9,225	9,444,094
Total				71,537,265

Air Transportation 0.10%

Air Canada (Canada)†(a)	7.75%	4/15/2021	8,783	9,266,065

Auto Parts & Equipment 0.83%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	10,250	8,302,500
Harman International Industries, Inc.	4.15%	5/15/2025	12,459	12,414,546
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	4,407	4,495,140
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	10,400	10,192,000
MPG Holdco I, Inc.	7.375%	10/15/2022	8,530	8,913,850
Omega US Sub LLC†	8.75%	7/15/2023	12,004	10,653,550
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021	9,602	10,490,185
ZF North America Capital, Inc.†	4.50%	4/29/2022	9,750	9,250,313
Total				74,712,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.18%

General Motors Co.(c)	8.375%	—	(e)	$15,000	$1,500
Harley-Davidson, Inc.	4.625%	7/28/2045		15,954	16,236,641
Total					16,238,141

Banking 6.51%

ABN AMRO Bank NV (Netherlands)†(a)	4.75%	7/28/2025		24,200	24,075,515
ANZ New Zealand Int’l Ltd. (United Kingdom)†(a)	2.85%	8/6/2020		11,843	12,116,573
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(e)	9,000	9,534,375
Bank of America Corp.	4.20%	8/26/2024		7,900	7,908,880
Bank of America Corp.	4.25%	10/22/2026		18,425	18,255,011
Bank of America Corp.	6.50%	—	(e)	7,000	7,148,750
Bank of America Corp.	8.00%	—	(e)	7,000	7,323,750
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		14,400	14,678,914
Barclays plc (United Kingdom)(a)	5.25%	8/17/2045		7,637	7,726,254
BNP Paribas SA (France)†(a)	4.375%	9/28/2025		16,015	15,657,817
BNP Paribas SA (France)†(a)	7.375%	—	(e)	10,011	10,086,083
CIT Group, Inc.	5.00%	8/15/2022		18,253	18,275,816
Citigroup, Inc.	4.40%	6/10/2025		11,907	11,998,743
Citigroup, Inc.	5.95%	—	(e)	16,000	15,550,000
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	8,102,569
Citizens Financial Group, Inc.†	5.50%	—	(e)	14,385	14,061,337
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		15,800	18,381,088
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(e)	13,694	14,300,302
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(a)	3.80%	9/15/2022		17,016	17,022,330
Fifth Third Bancorp	2.875%	7/27/2020		11,159	11,263,303
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		11,966	11,789,418
HSBC Holdings plc (United Kingdom)(a)	4.25%	8/18/2025		15,676	15,477,887
HSBC Holdings plc (United Kingdom)(a)	6.375%	—	(e)	9,110	8,711,438
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		16,050	16,378,832
Intesa Sanpaolo SpA (Italy)†(a)	7.70%	—	(e)	8,027	7,850,703
JPMorgan Chase & Co.	3.875%	9/10/2024		20,000	19,845,960
JPMorgan Chase & Co.	6.75%	—	(e)	10,000	10,425,000
LBG Capital No.1 plc (United Kingdom)†(a)(f)	8.00%	—	(e)	3,000	3,393,000
Lloyds Banking Group plc (United Kingdom)(a)	4.50%	11/4/2024		23,725	23,893,685
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(e)	14,008	14,335,787
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017		24,075	24,025,839
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		10,000	11,231,090
Morgan Stanley	4.00%	7/23/2025		9,959	10,190,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

MUFG Americas Holdings Corp.	3.00%	2/10/2025		$7,971	$7,634,257
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		9,585	9,177,638
Nationwide Building Society (United Kingdom)†(a)	3.90%	7/21/2025		17,166	17,574,791
Nordea Bank AB (Sweden)†(a)	6.125%	—	(e)	6,247	6,176,721
Popular, Inc.	7.00%	7/1/2019		18,940	18,064,025
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%	—	(e)	10,369	10,372,214
Santander Holdings USA, Inc.	4.50%	7/17/2025		13,541	13,629,084
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025		4,619	4,589,355
Societe Generale SA (France)†(a)	6.00%	—	(e)	8,530	7,900,486
Societe Generale SA (France)†(a)	8.00%	—	(e)	8,184	8,085,694
Standard Chartered plc (United Kingdom)†(a)	6.50%	—	(e)	15,550	14,514,665
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,631,563
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	9/24/2025		15,051	15,009,023
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Zions Bancorporation	5.80%	—	(e)	1,593	1,525,298
Total					583,903,480

Beverages 0.73%

Brown-Forman Corp.	4.50%	7/15/2045		15,274	16,052,455
Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,676,500
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,332,063
Constellation Brands, Inc.	6.00%	5/1/2022		8,929	9,777,255
Cott Beverages, Inc.	5.375%	7/1/2022		2,935	2,850,589
Cott Beverages, Inc.	6.75%	1/1/2020		9,975	10,274,250
PepsiCo, Inc.	4.25%	10/22/2044		7,825	7,757,024
Total					65,720,136

Brokerage 0.68%

E*TRADE Financial Corp.	4.625%	9/15/2023		9,430	9,547,875
Lazard Group LLC	3.75%	2/13/2025		14,349	13,718,204
TD Ameritrade Holding Corp.	2.95%	4/1/2022		7,996	8,059,168
TD Ameritrade Holding Corp.	3.625%	4/1/2025		28,800	29,517,840
Total					60,843,087

Building & Construction 1.26%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		11,740	10,859,500
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020		12,887	12,790,347
DR Horton, Inc.	4.75%	2/15/2023		3,477	3,511,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	$10,354	$7,351,340
Lennar Corp.	4.50%	11/15/2019	10,000	10,135,000
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,544,495
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	5,485	5,635,838
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,243,000
William Lyon Homes, Inc.	7.00%	8/15/2022	21,500	22,198,750
Total				113,270,040

Building Materials 0.84%

Builders FirstSource, Inc.†	10.75%	8/15/2023	13,865	13,916,994
Building Materials Corp. of America†	5.375%	11/15/2024	12,445	12,351,662
Hillman Group, Inc. (The)†	6.375%	7/15/2022	14,616	13,519,800
Lafarge SA (France)(a)	7.125%	7/15/2036	8,021	9,614,332
Masonite International Corp.†	5.625%	3/15/2023	8,636	8,851,900
Ply Gem Industries, Inc.	6.50%	2/1/2022	18,154	17,341,230
Total				75,595,918

Cable & Satellite Television 3.92%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	10,300	9,933,063
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	24,000	25,740,000
Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025	8,025	7,107,141
Altice Luxembourg SA (Luxembourg)†(a)	7.75%	5/15/2022	19,000	17,337,500
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	21,280,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	8,900	8,227,160
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	12,100	12,221,000
CCO Safari II LLC†	4.908%	7/23/2025	15,825	15,773,363
CCO Safari II LLC†	6.384%	10/23/2035	12,418	12,591,889
CSC Holdings LLC	5.25%	6/1/2024	6,321	5,001,491
DISH DBS Corp.	5.00%	3/15/2023	13,222	11,106,480
DISH DBS Corp.	5.875%	7/15/2022	13,942	12,373,525
DISH DBS Corp.	5.875%	11/15/2024	2,000	1,703,750
DISH DBS Corp.	6.75%	6/1/2021	11,811	11,404,938
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	22,303,150
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,395,499
Numericable-SFR SAS (France)†(a)	6.00%	5/15/2022	15,075	14,566,219
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,482,743
Time Warner Cable, Inc.	5.875%	11/15/2040	18,347	17,518,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025		$7,282	$6,863,285
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023		19,395	19,443,487
Unitymedia KabelBW GmbH (Germany)†(a)	6.125%	1/15/2025		1,037	1,026,630
UPCB Finance IV Ltd.†	5.375%	1/15/2025		16,100	15,214,500
UPCB Finance V Ltd.†	7.25%	11/15/2021		10,103	10,733,906
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024		6,000	5,797,500
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021		27,000	27,270,000
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024		12,315	11,206,650
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019		6,642	6,509,160
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025		9,363	8,602,256
Total					351,735,211

Chemicals 0.79%

Celanese US Holdings LLC	5.875%	6/15/2021		5,554	5,630,367
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020		13,600	13,668,000
Huntsman International LLC†	5.125%	11/15/2022		9,998	8,598,280
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024		17,775	17,885,205
OCP SA (Morocco)†(a)	6.875%	4/25/2044		8,500	8,572,250
Platform Specialty Products Corp.†	6.50%	2/1/2022		12,943	11,195,695
TPC Group, Inc.†	8.75%	12/15/2020		5,981	5,143,660
Total					70,693,457

Consumer/Commercial/Lease Financing 2.46%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(a)	3.75%	5/15/2019		9,525	9,382,125
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(a)	5.00%	10/1/2021		14,135	14,453,037
Air Lease Corp.	3.875%	4/1/2021		9,700	9,845,500
Aircastle Ltd.	5.50%	2/15/2022		13,596	13,765,950
Discover Bank	7.00%	4/15/2020		9,125	10,589,718
Discover Financial Services	3.75%	3/4/2025		6,851	6,647,834
General Electric Capital Corp.	7.125%	—	(e)	60,500	69,953,125
International Lease Finance Corp.	6.25%	5/15/2019		21,350	22,791,125
International Lease Finance Corp.	8.25%	12/15/2020		24,365	28,567,962
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		16,600	15,583,250
National Financial Partners Corp.†	9.00%	7/15/2021		9,640	9,338,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	$9,425	$9,778,438
Total				220,696,814

Department Stores 0.11%

SACI Falabella (Chile)†(a)	4.375%	1/27/2025	9,450	9,361,425

Discount Stores 0.98%

Amazon.com, Inc.	4.80%	12/5/2034	66,900	68,956,305
Dollar Tree, Inc.†	5.75%	3/1/2023	18,009	18,774,383
Total				87,730,688

Diversified Capital Goods 0.64%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	15,750	15,828,750
General Cable Corp.	5.75%	10/1/2022	10,000	8,550,000
Griffon Corp.	5.25%	3/1/2022	9,560	9,129,800
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.25%	5/27/2025	12,036	12,061,107
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	12,275	12,090,875
Total				57,660,532

Electric: Distribution/Transportation 0.31%

Lamar Funding Ltd.†	3.958%	5/7/2025	14,450	13,564,938
Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	16,056	14,296,760
Total				27,861,698

Electric: Generation 0.67%

AES Gener SA (Chile)†(a)	5.00%	7/14/2025	6,150	6,249,704
Dynegy, Inc.	7.375%	11/1/2022	8,350	8,464,812
Dynegy, Inc.	7.625%	11/1/2024	16,490	16,737,350
Illinois Power Generating Co.	7.00%	4/15/2018	9,500	8,597,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	18,319	20,197,000
Total				60,246,366

Electric: Integrated 0.80%

AES El Salvador Trust II†	6.75%	3/28/2023	10,520	9,415,400
AES Panama SRL (Panama)†(a)	6.00%	6/25/2022	9,623	9,466,626
E.CL SA (Chile)†(a)	4.50%	1/29/2025	15,775	15,723,795
El Paso Electric Co.	5.00%	12/1/2044	15,950	16,338,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Entergy Arkansas, Inc.	4.95%	12/15/2044	$14,863	$14,994,300
Louisville Gas & Electric Co.	4.375%	10/1/2045	5,575	5,778,950
Total				71,717,629

Electronics 0.52%

Lam Research Corp.	3.80%	3/15/2025	9,711	9,429,109
Motorola Solutions, Inc.	3.50%	9/1/2021	11,895	11,313,240
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	2,081	2,083,601
Trimble Navigation Ltd.	4.75%	12/1/2024	23,450	23,498,166
Total				46,324,116

Energy: Exploration & Production 5.30%

Antero Resources Corp.	5.375%	11/1/2021	16,594	14,685,690
Bill Barrett Corp.	7.00%	10/15/2022	12,001	7,860,655
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10,851	9,502,221
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	6,597,860
Chesapeake Energy Corp.	5.75%	3/15/2023	18,941	12,447,779
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	8,570,678
Concho Resources, Inc.	5.50%	4/1/2023	32,550	31,166,625
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	26,446,790
Diamondback Energy, Inc.	7.625%	10/1/2021	24,675	26,032,125
Eclipse Resources Corp.†	8.875%	7/15/2023	13,949	11,298,690
EOG Resources, Inc.	3.15%	4/1/2025	11,992	11,795,259
EXCO Resources, Inc.	8.50%	4/15/2022	16,501	4,744,038
Gulfport Energy Corp.†	6.625%	5/1/2023	1,957	1,810,225
Gulfport Energy Corp.	7.75%	11/1/2020	13,725	13,553,437
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,105	16,334,775
Kosmos Energy Ltd. †	7.875%	8/1/2021	17,460	14,928,300
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	16,080	15,497,904
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	11,309	7,746,665
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	8,500	6,693,750
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	38,462	30,769,600
Memorial Resource Development Corp.	5.875%	7/1/2022	15,295	13,994,925
Newfield Exploration Co.	5.625%	7/1/2024	18,959	18,011,050
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	5,962,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	16,219,062
Occidental Petroleum Corp.	3.50%	6/15/2025	14,357	14,334,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	$20,000	$2,000
Paramount Resources Ltd. (Canada)†(a)	6.875%	6/30/2023	11,168	9,660,320
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,091,875
PDC Energy, Inc.	7.75%	10/15/2022	20,125	20,125,000
Range Resources Corp.†	4.875%	5/15/2025	19,965	17,868,675
Rice Energy, Inc.	6.25%	5/1/2022	13,033	11,689,037
Rice Energy, Inc.†	7.25%	5/1/2023	2,392	2,254,460
RSP Permian, Inc.	6.625%	10/1/2022	9,860	9,514,900
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	4,810	4,160,650
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	15,155	14,321,475
SM Energy Co.	6.50%	11/15/2021	8,925	8,523,375
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	2,670	1,889,025
Ultra Petroleum Corp.†	6.125%	10/1/2024	10,900	6,267,500
YPF SA (Argentina)†(a)	8.50%	7/28/2025	14,725	12,847,562
Total				475,220,644

Environmental 0.11%

ADS Waste Holdings, Inc.	8.25%	10/1/2020	9,502	9,525,755

Food & Drug Retailers 1.46%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	8,975	9,109,625
Ingles Markets, Inc.	5.75%	6/15/2023	8,605	8,884,663
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	7,092,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,396,800
Rite Aid Corp.†	6.125%	4/1/2023	12,841	12,792,846
Rite Aid Corp.	7.70%	2/15/2027	45,032	51,561,640
Tops Holding II Corp.	8.75%	6/15/2018	5,802	5,714,970
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	18,950	19,044,750
Total				130,597,294

Food: Wholesale 1.44%

B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,325,000
Diamond Foods, Inc.†	7.00%	3/15/2019	15,033	15,493,386
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	6,413	5,932,025
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	7,175,960
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	5,366	5,594,055
Land O’Lakes, Inc.†	6.00%	11/15/2022	13,700	14,453,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	10,880,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Post Holdings, Inc.†	7.75%	3/15/2024	$7,118	$7,313,745
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,114,512
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	39,083,200
Total				129,365,693

Forestry/Paper 0.25%

Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	6,420	6,123,075
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	10,000	7,350,000
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	9,460	9,300,362
Total				22,773,437

Gaming 1.59%

Boyd Gaming Corp.	6.875%	5/15/2023	14,473	14,762,460
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	8.00%	10/1/2020	9,530	9,101,150
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	12,090	9,520,875
CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,736,200
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	15,600	13,806,000
MGM Resorts International	6.00%	3/15/2023	21,346	20,785,667
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	13,212	13,509,270
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	1,399,680
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	8,009	8,344,377
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	19,800	18,711,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	2,261	2,091,425
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	7,266	6,257,843
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	12,855	11,224,022
Total				142,249,969

Gas Distribution 2.92%

APT Pipelines Ltd. (Australia)†(a)	5.00%	3/23/2035	6,563	5,971,871
Boardwalk Pipelines LP	4.95%	12/15/2024	9,574	8,884,030
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,011,476
Energy Transfer Equity LP	5.50%	6/1/2027	12,675	10,583,625
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	10,730,175
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,041	17,849,765
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	11,957	11,281,429
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	8,808	8,881,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	$17,850	$19,523,063
Kinder Morgan, Inc.	8.05%	10/15/2030	17,010	18,817,857
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	13,716	14,298,930
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	11,708	11,473,840
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	17,916	18,017,530
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	17,296,875
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	28,299	25,327,605
SemGroup Corp.	7.50%	6/15/2021	6,045	5,712,525
Southern Star Central Corp.†	5.125%	7/15/2022	9,225	8,902,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	7,450	7,338,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	8,867,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	7,702,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	12,150	11,907,000
Total				261,379,784

Health Facilities 3.64%

Amsurg Corp.	5.625%	11/30/2020	12,436	12,684,720
Amsurg Corp.	5.625%	7/15/2022	5,504	5,517,760
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	10,000	10,237,100
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	5,470	5,702,475
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	33,230	34,663,044
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,181,250
Dignity Health	3.812%	11/1/2024	12,500	12,825,150
Dignity Health	4.50%	11/1/2042	8,811	8,356,326
HCA, Inc.	4.25%	10/15/2019	7,955	8,044,494
HCA, Inc.	5.00%	3/15/2024	7,000	7,035,000
HCA, Inc.	5.375%	2/1/2025	10,595	10,515,537
HCA, Inc.	5.875%	3/15/2022	8,700	9,352,500
HCA, Inc.	7.50%	2/15/2022	32,000	36,240,000
HCA, Inc.	7.58%	9/15/2025	4,073	4,500,665
HCA, Inc.	7.69%	6/15/2025	12,111	13,503,765
Kindred Healthcare, Inc.	6.375%	4/15/2022	8,700	8,667,375
Kindred Healthcare, Inc.†	8.00%	1/15/2020	12,100	12,856,250
LifePoint Health, Inc.	5.50%	12/1/2021	8,800	8,910,000
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	11,265,812
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	12,577	12,954,310
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	6,075	6,151,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Omega Healthcare Investors, Inc.	5.875%	3/15/2024	$3,925	$4,101,625
Select Medical Corp.	6.375%	6/1/2021	5,890	5,772,200
Tenet Healthcare Corp.	6.75%	6/15/2023	24,856	24,793,860
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	23,380,203
Total				326,212,802

Health Services 0.22%

Envision Healthcare Corp.†	5.125%	7/1/2022	10,000	10,000,000
ExamWorks Group, Inc.	5.625%	4/15/2023	9,357	9,520,748
Total				19,520,748

Hotels 0.83%

ESH Hospitality, Inc.†	5.25%	5/1/2025	7,199	7,109,013
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	20,000	20,750,000
Host Hotels & Resorts LP	4.00%	6/15/2025	5,992	5,918,406
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	10,873,020
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	15,850	16,087,750
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	10,400	10,452,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2023	3,236	3,236,000
Total				74,426,189

Integrated Energy 0.76%

Alta Wind Holdings LLC†	7.00%	6/30/2035	9,383	10,418,702
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	20,940	13,715,700
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	25,409	16,325,282
Shell International Finance BV (Netherlands)(a)	3.25%	5/11/2025	15,961	15,815,436
Shell International Finance BV (Netherlands)(a)	4.55%	8/12/2043	12,040	12,163,157
Total				68,438,277

Investments & Miscellaneous Financial Services 0.84%

CME Group, Inc.	3.00%	3/15/2025	16,017	15,739,041
FMR LLC†	5.35%	11/15/2021	14,800	16,861,507
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	8,030	7,384,010
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	33,250	35,245,000
Total				75,229,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Life Insurance 1.01%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	$13,475	$14,216,125
CNO Financial Group, Inc.	5.25%	5/30/2025	19,495	19,860,531
Prudential Financial, Inc.	5.375%	5/15/2045	9,574	9,514,163
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	18,050	18,611,445
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	27,710	28,300,029
Total				90,502,293

Machinery 0.11%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,250,000

Managed Care 0.36%

Centene Corp.	4.75%	5/15/2022	13,520	13,520,000
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	19,000	19,047,500
Total				32,567,500

Media: Content 0.96%

AMC Networks, Inc.	4.75%	12/15/2022	19,200	18,168,000
AMC Networks, Inc.	7.75%	7/15/2021	14,000	14,876,400
iHeartCommunications, Inc.	9.00%	12/15/2019	18,300	15,806,625
Netflix, Inc.	5.375%	2/1/2021	23,500	24,498,750
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	12,548,060
Total				85,897,835

Media: Diversified 0.14%

Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	12,830	12,617,535

Medical Products 2.20%

Alere, Inc.†	6.375%	7/1/2023	5,991	6,095,843
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	4,886,078
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,292,237
Grifols Worldwide Operations Ltd. (Ireland)(a)	5.25%	4/1/2022	21,375	21,201,435
Hologic, Inc.†	5.25%	7/15/2022	9,302	9,429,903
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,500	4,721,625
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	8,550	9,095,063
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	17,532	15,241,882
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	4.875%	4/15/2020	4,576	4,387,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.50%	4/15/2025	$4,015	$3,593,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	35,766	34,648,312
Medtronic, Inc.	3.15%	3/15/2022	21,100	21,420,129
Medtronic, Inc.	4.375%	3/15/2035	20,100	20,358,767
St. Jude Medical, Inc.	3.875%	9/15/2025	7,968	8,091,440
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	9,574	9,526,130
Total				196,989,509

Metals/Mining (Excluding Steel) 1.18%

Aleris International, Inc.	7.875%	11/1/2020	7,694	7,502,419
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	18,650	19,546,319
Coeur Mining, Inc.	7.875%	2/1/2021	11,146	6,743,330
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022	19,849	18,534,004
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020	8,930	7,177,487
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	10,455	9,879,975
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	9,121	8,619,345
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	10,735	10,332,437
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	183	18
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	9,226	7,772,905
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	4,950	4,646,813
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,427	4,866,593
Total				105,621,645

Oil Field Equipment & Services 0.37%

Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,904	3,557,160
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	17,900	14,141,000
Oceaneering International, Inc.	4.65%	11/15/2024	16,522	15,747,796
Total				33,445,956

Oil Refining & Marketing 0.40%

Citgo Holding, Inc.†	10.75%	2/15/2020	17,428	17,123,010
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	18,422	18,514,110
Total				35,637,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 1.38%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(a)	6.00%	6/30/2021	$2,974	$2,855,040
Ball Corp.	4.00%	11/15/2023	9,835	9,244,900
BWAY Holding Co.†	9.125%	8/15/2021	8,811	8,546,670
Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	8,052	7,669,530
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	17,795	19,485,525
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,054,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,420,000
Pactiv LLC	7.95%	12/15/2025	8,500	8,096,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,125,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	11,779,375
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,343,395
Sealed Air Corp.†	5.125%	12/1/2024	2,481	2,443,785
Sealed Air Corp.†	6.875%	7/15/2033	15,750	15,868,125
Total				123,932,095

Personal & Household Products 0.70%

American Greetings Corp.	7.375%	12/1/2021	13,446	14,034,262
Elizabeth Arden, Inc.	7.375%	3/15/2021	16,182	9,790,110
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,885	12,152,025
Serta Simmons Bedding LLC†	8.125%	10/1/2020	8,897	9,375,214
Spectrum Brands, Inc.†	5.75%	7/15/2025	7,621	7,811,525
Springs Industries, Inc.	6.25%	6/1/2021	9,749	9,700,255
Total				62,863,391

Pharmaceuticals 3.01%

AbbVie, Inc.	3.20%	11/6/2022	5,593	5,596,971
AbbVie, Inc.	4.50%	5/14/2035	7,990	7,737,516
Bayer US Finance LLC†	3.375%	10/8/2024	20,000	20,130,040
Biogen, Inc.	5.20%	9/15/2045	11,954	12,107,693
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	4,850	4,859,094
Celgene Corp.	5.00%	8/15/2045	19,921	19,835,738
DPx Holdings BV (Netherlands)†(a)	7.50%	2/1/2022	15,480	15,692,850
Gilead Sciences, Inc.	2.55%	9/1/2020	11,951	12,033,976
Gilead Sciences, Inc.	3.50%	2/1/2025	17,075	17,216,244
Gilead Sciences, Inc.	4.75%	3/1/2046	11,951	12,034,836
Hospira, Inc.	5.60%	9/15/2040	10,157	11,698,762
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	11,467	11,180,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)

Merck & Co., Inc.	3.70%	2/10/2045	$15,916	$14,640,683
Quintiles Transnational Corp.†	4.875%	5/15/2023	8,812	8,745,910
Roche Holdings, Inc.†	2.875%	9/29/2021	20,000	20,479,140
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	3,059	2,980,613
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	5,582	5,316,855
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	16,129	15,453,598
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	29,196	29,104,762
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	8,824	9,110,780
Zoetis, Inc.	3.25%	2/1/2023	14,400	13,852,181
Total				269,808,567

Property & Casualty 0.11%

XLIT Ltd. (Ireland)(a)	4.45%	3/31/2025	9,876	9,902,092

Rail 0.49%

Canadian Pacific Railway Co. (Canada)(a)	4.80%	9/15/2035	5,579	5,700,695
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	9,625	9,575,421
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	19,990	19,640,175
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,104,250
Total				44,020,541

Real Estate Development & Management 0.43%

CBRE Services, Inc.	4.875%	3/1/2026	19,917	19,807,377
CBRE Services, Inc.	5.00%	3/15/2023	9,725	9,786,657
CBRE Services, Inc.	5.25%	3/15/2025	8,800	8,937,658
Total				38,531,692

Real Estate Investment Trusts 0.91%

Brixmor Operating Partnership LP	3.85%	2/1/2025	19,098	18,581,208
Brixmor Operating Partnership LP	3.875%	8/15/2022	19,927	20,136,493
Digital Delta Holdings LLC†(g)	4.75%	10/1/2025	12,013	12,208,271
EPR Properties	4.50%	4/1/2025	12,018	11,546,774
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	7,850	8,801,020
Kilroy Realty LP	3.80%	1/15/2023	10,000	9,967,590
Total				81,241,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.61%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	$12,140	$12,352,450
NCL Corp. Ltd.†	5.25%	11/15/2019	4,825	4,942,633
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	26,795,000
Viking Cruises Ltd.†	8.50%	10/15/2022	9,205	10,125,500
Total				54,215,583

Restaurants 0.67%

McDonald’s Corp.	4.60%	5/26/2045	11,971	11,978,075
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	8,640	8,791,200
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	13,525	13,220,688
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,048,500
Starbucks Corp.	2.70%	6/15/2022	15,954	16,159,184
Total				60,197,647

Software/Services 4.36%

Adobe Systems, Inc.	3.25%	2/1/2025	14,202	13,960,793
Alibaba Group Holding Ltd. (China)†(a)	3.125%	11/28/2021	20,436	19,674,391
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	18,875	17,668,133
Alliance Data Systems Corp.†	6.375%	4/1/2020	46,850	47,845,562
Autodesk, Inc.	3.125%	6/15/2020	14,676	14,896,756
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	10,975	11,002,438
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	6,124	5,626,425
First Data Corp.†	8.25%	1/15/2021	19,564	20,346,560
First Data Corp.	11.25%	1/15/2021	9,909	10,850,355
First Data Corp.	11.75%	8/15/2021	10,792	12,006,100
First Data Corp.	12.625%	1/15/2021	20,659	23,525,436
Infor US, Inc.†	6.50%	5/15/2022	18,100	16,652,000
Italics Merger Sub, Inc.†	7.125%	7/15/2023	11,195	10,719,213
MasterCard, Inc.	3.375%	4/1/2024	13,275	13,585,370
Microsoft Corp.	2.375%	2/12/2022	19,240	19,208,369
Microsoft Corp.	4.00%	2/12/2055	19,914	18,091,530
MSCI, Inc.†	5.25%	11/15/2024	2,247	2,275,088
MSCI, Inc.†	5.75%	8/15/2025	7,222	7,294,220
Oracle Corp.	4.125%	5/15/2045	15,970	15,106,694
Oracle Corp.	4.375%	5/15/2055	19,963	18,637,277
Priceline Group, Inc. (The)	3.65%	3/15/2025	18,012	17,938,511
SRA International, Inc.	11.00%	10/1/2019	17,575	18,662,453
SunGard Data Systems, Inc.	6.625%	11/1/2019	18,700	19,377,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

VeriSign, Inc.	4.625%	5/1/2023	$8,760	$8,562,900
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,373,945
Total				390,888,394

Specialty Retail 1.43%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	17,772	18,016,365
AutoZone, Inc.	2.50%	4/15/2021	5,600	5,554,679
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	569	501,254
CST Brands, Inc.	5.00%	5/1/2023	19,040	18,992,400
DBP Holding Corp.†	7.75%	10/15/2020	13,867	9,568,230
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	8,950	9,264,413
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	25,875,000
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,201,500
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	10,450	10,946,375
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,474,095
WW Grainger, Inc.	4.60%	6/15/2045	7,182	7,583,596
Total				127,977,907

Steel Producers/Products 0.38%

Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	9,600,000
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,880	4,112,800
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	11,382,375
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	8,780,031
Total				33,875,206

Support: Services 1.11%

ADT Corp. (The)	3.50%	7/15/2022	10,825	9,634,250
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	8,948,445
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	12,500	7,562,500
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	10,906,875
Iron Mountain, Inc.†	6.00%	10/1/2020	11,950	12,095,790
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	15,684	11,096,430
Light Tower Rentals, Inc.†	8.125%	8/1/2019	8,795	6,068,550
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,336,121
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,527,000
Sotheby’s†	5.25%	10/1/2022	14,595	13,573,350
Total				99,749,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 1.32%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$15,000	$15,037,500
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,906	9,528,383
CommScope, Inc.†	5.50%	6/15/2024	16,000	15,340,000
Dell, Inc.	7.10%	4/15/2028	9,175	9,083,250
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	8,950	9,325,900
Hewlett-Packard Enterprise Co.†(g)	3.60%	10/15/2020	26,390	26,382,083
Hewlett-Packard Enterprise Co.†(g)	4.90%	10/15/2025	33,588	33,497,313
Total				118,194,429

Telecommunications: Satellite 0.76%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	24,500	26,337,500
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	18,507	18,044,325
Intelsat Luxembourg SA (Luxembourg)(a)	6.75%	6/1/2018	14,348	12,285,475
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	17,055	11,320,256
Total				67,987,556

Telecommunications: Wireless 2.03%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	16,550	16,389,465
Crown Castle International Corp.	5.25%	1/15/2023	14,465	15,353,874
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	8,500	7,373,750
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	9,600	8,928,000
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	9,966	9,019,230
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	8,900	8,833,250
SBA Communications Corp.	4.875%	7/15/2022	15,080	14,853,800
T-Mobile USA, Inc.	6.50%	1/15/2024	42,921	41,713,847
T-Mobile USA, Inc.	6.625%	11/15/2020	10,500	10,696,875
T-Mobile USA, Inc.	6.633%	4/28/2021	20,000	20,100,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,175,560
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	27,200	26,928,000
Total				182,365,651

Telecommunications: Wireline Integrated & Services 2.45%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	9,234	9,591,818
Consolidated Communications, Inc.†	6.50%	10/1/2022	8,667	7,800,300
DigitalGlobe, Inc.†	5.25%	2/1/2021	4,937	4,702,493
Dycom Investments, Inc.	7.125%	1/15/2021	17,500	18,433,625
Equinix, Inc.	5.375%	4/1/2023	19,410	19,081,971
Frontier Communications Corp.	6.875%	1/15/2025	21,925	17,402,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)

Frontier Communications Corp.	7.625%	4/15/2024	$7,800	$6,552,000
Frontier Communications Corp.†	8.875%	9/15/2020	4,110	4,038,075
Frontier Communications Corp.	9.25%	7/1/2021	9,810	9,483,916
Frontier Communications Corp.†	10.50%	9/15/2022	13,977	13,662,517
Frontier Communications Corp.†	11.00%	9/15/2025	34,779	33,735,630
GCI, Inc.	6.875%	4/15/2025	11,071	11,181,710
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(a)(c)	Zero Coupon	1/15/2015	15,000	1,500
Neptune Finco Corp.†(g)	10.875%	10/15/2025	26,878	27,213,975
Sable International Finance Ltd.†	6.875%	8/1/2022	8,896	9,007,200
Telecom Italia SpA (Italy)†(a)	5.303%	5/30/2024	9,565	9,385,656
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	18,865	18,346,212
Total				219,621,567

Theaters & Entertainment 0.52%

Activision Blizzard, Inc.†	5.625%	9/15/2021	20,000	21,100,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	23,690	25,229,850
Total				46,329,850

Tobacco 0.41%

Altria Group, Inc.	5.375%	1/31/2044	8,008	8,738,730
Reynolds American, Inc.	4.45%	6/12/2025	13,441	14,091,182
Reynolds American, Inc.	5.85%	8/15/2045	12,052	13,458,203
Total				36,288,115

Transportation: Infrastructure/Services 0.33%

Autoridad del Canal de Panama (Panama)†(a)(g)	4.95%	7/29/2035	3,200	3,179,037
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	6,815	6,983,099
XPO Logistics, Inc.†	6.50%	6/15/2022	13,163	11,180,323
XPO Logistics, Inc.†	7.875%	9/1/2019	8,251	8,075,666
Total				29,418,125
Total High Yield Corporate Bonds (cost $6,781,781,656)				6,524,581,804

MUNICIPAL BOND 0.18%

Other Revenue

New York City Indus Dev Agy† (cost $11,675,000)	11.00%	3/1/2029	11,675	15,654,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.65%

Banc of America Commercial Mortgage Trust 2015-UBS7 D	3.167%		9/15/2048	$3,202	$2,485,458
BB-UBS Trust 2012-SHOW E†	4.026	%#	11/5/2036	18,583	17,852,818
BBCMS Trust 2015-VFM A2†	3.375%		3/15/2036	4,025	4,135,567
BBCMS Trust 2015-VFM D†	3.483	%#	3/15/2036	9,511	9,265,161
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	5,735	5,881,125
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533	%#	10/10/2047	12,250	12,123,696
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625	%#	1/14/2043	8,025	7,753,137
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,825	11,924,561
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.507	%#	11/10/2047	8,297	8,269,176
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.114	%#	11/10/2047	109,074	1,185,307
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.285	%#	11/10/2047	8,108	839,843
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.044	%#	12/10/2047	66,866	431,085
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50	%#	12/10/2047	32,211	1,170,677
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.612	%#	9/10/2047	6,150	6,217,229
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#	12/10/2047	6,725	6,995,940
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.466	%#	12/10/2047	27,675	27,119,784
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.076	%#	12/10/2047	133,155	8,735,317
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443	%#	7/10/2050	12,037	10,046,694
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	4,400	4,141,969
DBUBS Mortgage Trust 2011-LC2A D†	5.458	%#	7/10/2044	11,313	12,127,464
Great Wolf Trust 2015-WFMZ M†	7.195	%#	5/15/2032	13,150	13,138,291
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	12,825	11,193,218
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	7,835	9,166,883
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.406	%#	1/25/2051	7,457	8,188,613
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	20,727	721,078
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.311	%#	11/15/2047	61,028	1,580,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.927	%#	1/15/2048	$12,000	$10,160,604
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.476	%#	1/15/2048	53,645	2,047,737
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50	%#	1/15/2048	42,779	1,546,589
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	8,000	7,897,096
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.307	%#	12/15/2030	10,000	9,951,205
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.773	%#	8/15/2048	14,027	13,521,495
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.157	%#	1/15/2032	11,775	11,713,540
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.082	%#	7/15/2046	4,800	4,801,990
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.073	%#	5/15/2046	5,325	5,321,480
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	8,781	8,589,298
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	7,925	8,216,501
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	16,405	16,455,345
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	7,123,366
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	40,750	1,890,054
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.442	%#	12/15/2047	86,781	3,311,173
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	40,975	41,242,526
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	5,100	5,077,172
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#	1/5/2035	4,012	4,013,107
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#	1/5/2035	8,026	8,035,671
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.453	%#	1/5/2035	374,445	23,170,507
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.396	%#	12/15/2047	66,701	2,227,471
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	9,100	8,542,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511	%#	4/15/2050	$3,550	$3,012,997
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.347	%#	11/15/2029	6,051	5,981,330
Total Non-Agency Commercial Mortgage-Backed Securities (cost $418,795,384)					416,541,632

	Dividend Rate	Shares (000)
PREFERRED STOCK 0.12%

Banking

Texas Capital Bancshares, Inc. (cost $10,241,250)	6.50%	410	10,286,312
Total Long-Term Investments (cost $8,943,636,309)			8,643,776,317

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.05%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $186,830,000 of U.S. Treasury Note at 1.375% due 2/29/2020; value: $187,530,613; proceeds: $183,852,600 (cost $183,852,600)	$183,853	183,852,600

Total Investments in Securities 98.48% (cost $9,127,488,909)		8,827,628,917

Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 1.52%		136,699,399

Net Assets 100.00%		$8,964,328,316

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
JPY	Japanese yen.
IO	Interest Only.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2015.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2015.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(h)).
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	10/20/2015	5,465,000	$8,422,762	$8,266,447	$156,315
British pound	Sell	Standard Chartered Bank	10/20/2015	8,964,000	13,974,760	13,559,091	415,669
Canadian dollar	Sell	J.P. Morgan	11/19/2015	550,100	414,008	412,119	1,889
Canadian dollar	Sell	J.P. Morgan	11/19/2015	2,150,000	1,624,161	1,610,717	13,444
Canadian dollar	Sell	Morgan Stanley	11/19/2015	7,525,000	5,749,619	5,637,508	112,111
Canadian dollar	Sell	Standard Chartered Bank	11/19/2015	3,900,000	2,948,023	2,921,765	26,258
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$725,686

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	11/19/2015	1,620,000	$1,237,763	$1,213,656	$(24,107)
euro	Buy	Bank of America	11/13/2015	1,500,000	1,691,835	1,677,182	(14,653)
euro	Buy	Morgan Stanley	11/13/2015	937,200	1,062,395	1,047,903	(14,492)
Australian dollar	Sell	J.P. Morgan	1/12/2016	1,740,000	1,214,812	1,214,834	(22)
euro	Sell	J.P. Morgan	12/11/2015	40,000,000	44,633,460	44,747,833	(114,373)
euro	Sell	Standard Chartered Bank	11/13/2015	32,105,000	35,414,807	35,897,281	(482,474)
Japanese yen	Sell	J.P. Morgan	12/4/2015	900,000,000	7,506,711	7,508,279	(1,568)
Japanese yen	Sell	Morgan Stanley	12/4/2015	204,590,000	1,696,012	1,706,799	(10,787)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(662,476)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2015	8,045	Long	$969,548,203	$5,076,813
U.S. Long Bond	December 2015	2,090	Short	(328,848,438)	2,985,197
Totals				$640,699,765	$8,062,010

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2015	3,705	Short	$(476,960,859)	$(5,249,324)

Credit Default Swaps - Sell Protection at September 30, 2015(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation	Credit Default Swap Agreements Payable at Fair Value(4)
JC Penney Co., Inc.(5)	5.00%	12/20/2020	$12,809,000	$11,912,365	$768,137	$(128,498)	$896,635

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(f)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Barclays Bank plc.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$2,614,275	$—	$2,614,275
Common Stocks
Auto Parts & Equipment	8,692,656	17,687,109	—	26,379,765
Media: Content	27,902,543	—	1,108,812	29,011,355
Metals/Mining (Excluding Steel)	—	—	1,180,325	1,180,325
Personal & Household Products	48,669,925	9,998,405	—	58,668,330
Specialty Retail	125,990,644	16,878,061	—	142,868,705
Remaining Industries	917,441,347	—	—	917,441,347
Convertible Bonds	—	36,388,793	796,785	37,185,578
Convertible Preferred Stock	—	14,414,640	—	14,414,640
Floating Rate Loans(4)
Auto Parts & Equipment	—	—	8,320,686	8,320,686
Consumer/Commercial/Lease Financing	—	8,711,570	—	8,711,570
Electric: Generation	—	3,044,095	—	3,044,095
Electronics	—	9,596,235	—	9,596,235
Energy: Exploration & Production	—	17,193,855	—	17,193,855
Gaming	—	8,876,164	—	8,876,164
Health Facilities	—	13,894,513	—	13,894,513
Packaging	—	12,685,813	—	12,685,813
Personal & Household Products	—	9,981,790	—	9,981,790
Pharmaceuticals	—	11,330,714	—	11,330,714
Real Estate Investment Trusts	—	—	5,362,000	5,362,000
Recreation & Travel	—	9,349,283	—	9,349,283
Software/Services	—	—	12,241,079	12,241,079
Specialty Retail	—	26,364,370	—	26,364,370
Support: Services	—	9,710,400	—	9,710,400
Technology Hardware & Equipment	—	—	7,125,542	7,125,542
Telecommunications: Wireless	—	18,080,608	—	18,080,608
Telecommunications: Wireline Integrated & Services	—	9,632,200	—	9,632,200
Theaters & Entertainment	—	23,761,519	—	23,761,519
Foreign Bonds	—	58,445,545	—	58,445,545
Foreign Government Obligations	—	163,239,377	—	163,239,377
High Yield Corporate Bonds
Automakers	—	16,236,641	1,500	16,238,141
Banking	—	583,901,230	2,250	583,903,480
Metals/Mining (Excluding Steel)	—	105,621,627	18	105,621,645
Telecommunications: Wireline Integrated & Services	—	219,620,067	1,500	219,621,567
Remaining Industries	—	5,599,196,971	—	5,599,196,971
Municipal Bond	—	15,654,891	—	15,654,891
Non-Agency Commercial Mortgage-Backed Securities	—	416,541,632	—	416,541,632
Preferred Stock	10,286,312	—	—	10,286,312
Repurchase Agreement	—	183,852,600	—	183,852,600
Total	$1,138,983,427	$7,652,504,993	$36,140,497	$8,827,628,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2015

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(896,635)	—	(896,635)
Forward Foreign Currency Exchange Contracts
Assets	—	725,686	—	725,686
Liabilities	—	(662,476)	—	(662,476)
Futures Contracts
Assets	8,062,010	—	—	8,062,010
Liabilities	(5,249,324)	—	—	(5,249,324)
Total	$2,812,686	$(833,425)	$—	$1,979,261

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Total Return Swap
Balance as of January 1, 2015	$1,587,299	$—	$36,173,628	$558,144	$908,278
Accrued discounts/premiums	—	—	53,282	—	—
Realized gain (loss)	—	—	(249,301)	14,142	(503,687)
Change in unrealized appreciation/depreciation	701,838	(631,488)	(299,384)	(2,085)	992,207
Purchases	—	1,428,273	24,199,457	1,816	—
Sales	—	—	(26,828,375)	(24,654)	(1,396,798)
Net transfers in or out of Level 3	—	—	—	(542,095)	—
Balance as of September 30, 2015	$2,289,137	$796,785	$33,049,307	$5,268	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Notes to Schedule of Investments (unaudited)(continued)

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2015, the Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2015 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the period ended September 30, 2015 (as described in note 2(f)) for investment purposes, to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

The Fund entered into a total return swap during the period ended September 30, 2015 (as described in note 2(g)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of September 30, 2015, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$725,686	—
Futures Contracts	$8,062,010	—	—
Liability Derivatives
Credit Default Swaps	—	—	$896,635
Forward Foreign Currency Exchange Contracts	—	$662,476	—
Futures Contracts	$5,249,324	—	—

4.	FEDERAL TAX INFORMATION

As of September 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,143,292,597
Gross unrealized gain	143,246,993
Gross unrealized loss	(458,910,673)
Net unrealized security loss	$(315,663,680)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015